MERGER WITH VAPORIN, INC (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Business Combinations [Abstract]
Schedule of Business Considertion

The fair value was based on a valuation.

Purchase Consideration
Value of consideration paid:	$17,735,084

Tangible assets acquired and liabilities assumed at fair value
Cash	$136,468
Due from merchant credit card processor	201,141
Accounts receivable	81,256
Inventories	981,558
Property and Equipment	206,668
Other Assets	28,021
Notes payable, net of debt discount of $54,623	(512,377)
Notes payable – related party	(1,000,000)
Accounts Payable and accrued expenses	(779,782)
Derivative Liabilities	(49,638)
Excess of liabilities over assets assumed	$(706,685)

Consideration:
Value of common stock issued	17,028,399
Excess of liabilities over assets assumed	706,685
Total purchase price	$17,735,084

Identifiable intangible assets
Trade names and technology	1,500,000
Customer relationships	488,274
Assembled workforce	92,326
Total Identifiable Intangible Assets	2,080,600
Goodwill	15,654,484
Total allocation to identifiable intangible assets and goodwill	$17,735,084

Schedule of Pro Forma Consolidated Results of Operations

The following presents the unaudited pro-forma combined results of operations of the Company with Vaporin as if the acquisition occurred on January 1, 2014.

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2015	2014	2015	2014

Wholesale and online revenues	$1,894,822	$3,232,557	$5,329,239	$14,708,586
Retail revenues	$984,323	$278,574	$3,146,093	$278,574
Net loss	$(4,443,264)	$(6,194,501)	$(12,566,981)	$(11,276,342)
Net loss per share	$(0.55)	$(1.39)	$(1.95)	$(2.90)
Weighted Average number of shares outstanding	8,050,317	4,451,475	6,457,981	3,882,224

The following table presents the unauditedpro-forma financial results, as if the acquisition of Vaporin had been completed as of January 1, 2013 and 2014:

	For the Years Ended December 31,
	2014	2013
Revenues	$20,253,052	$28,259,309
Net (loss) income	$(19,595,702)	$415,316
Loss per share - basic and diluted	$(0.59)	$0.01